SELECTED STATEMENTS OF OPERATIONS DATA	6 Months Ended
Jun. 30, 2015
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 7:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial expenses (income), net:

	Six months ended June 30
	2015	2014

	Unaudited

Financial income:
Foreign currency translation adjustments	$22	$262
Interest from banks	$64	$101

	86	363

Financial expenses:
Interest and bank charges	(7)	(25)
Foreign currency translation adjustments	(453)	(81)

	(460)	(106)

Financial income (expenses), net	$(374)	$257

b.	Net income per share: The following table sets forth the computation of basic and diluted net income per share:

	Six months ended June 30
	2015	2014

	Unaudited
Numerator:

Numerator for basic net income per share	$640	$317

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	-	-

Numerator for dilutive net income per share	$640	$317

Denominator:

Denominator for dilutive net income per share - weighted average number of ordinary share	8,501,254	7,995,073

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	565,370	487,126

Denominator for diluted net income per share - adjusted weighted average number of ordinary share	9,066,624	8,482,199